PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Receivable from a former equity method investee (Note 16(ii))	0	4,500,000	725,268
Receivable relating to disposal of a subsidiary (Note 29)	0	12,750,575	2,055,020
Accrued interest income	186,593	740,586	119,361
Receivable from a supplier (Note 15(iii))	0	17,927,763	2,889,431
Prepayments and deposits	24,074,914	10,929,101	1,761,451
Others	8,203,091	9,725,296	1,567,433

	32,464,598	56,573,321	9,117,964